FMI Common Stock Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Commercial Services Sector - 4.3%
Miscellaneous Commercial Services - 2.5%
Genpact Ltd.	1,225,000	$53,912,250
		$–
Personnel Services - 1.8%
Robert Half, Inc.	985,000	40,434,250
Total Commercial Services Sector		94,346,500

Consumer Durables Sector - 5.0%
Other Consumer Specialties - 2.2%
MSA Safety, Inc.	290,000	48,583,700
		$–
Recreational Products - 2.8%
Hayward Holdings, Inc. (a)	4,450,000	61,410,000
Total Consumer Durables Sector		109,993,700

Consumer Non-Durables Sector - 2.9%
Apparel/Footwear - 2.9%
Skechers USA, Inc. - Class A (a)	1,030,000	64,993,000

Consumer Services Sector - 10.1%
Other Consumer Services - 4.3%
Valvoline, Inc. (a)	2,550,000	96,568,500
		$–
Restaurants - 5.8%
Aramark	3,075,000	128,750,250
Total Consumer Services Sector		225,318,750

Distribution Services Sector - 14.3%
Electronics Distributors - 5.2%
Arrow Electronics, Inc. (a)	900,000	114,687,000
		$–
Medical Distributors - 4.3%
Henry Schein, Inc. (a)	1,315,000	96,060,750
		$–
Wholesale Distributors - 4.8%
Applied Industrial Technologies, Inc.	130,000	30,218,500
Core & Main, Inc. - Class A (a)	1,275,000	76,946,250
		107,164,750
Total Distribution Services Sector		317,912,500

Electronic Technology Sector - 8.7%
Electronic Components - 4.4%
nVent Electric PLC	1,340,000	98,155,000
		$–
Electronic Production Equipment - 4.3%
CTS Corp.	655,000	27,909,550
Plexus Corp. (a)	505,000	68,331,550
		96,241,100
Total Electronic Technology Sector		194,396,100

Finance Sector - 21.3%
Finance/Rental/Leasing - 8.2%
FirstCash Holdings, Inc.	690,000	93,246,600
OneMain Holdings, Inc.	1,575,000	89,775,000
		183,021,600
Investment Banks/Brokers - 3.2%
Houlihan Lokey, Inc. - Class A	395,000	71,080,250
		$–
Life/Health Insurance - 3.4%
Primerica, Inc.	275,000	75,259,250

Major Banks - 3.4%
Zions Bancorp NA	1,460,000	75,832,400
		$–
Multi-Line Insurance - 3.1%
White Mountains Insurance Group Ltd.	38,000	68,237,360
Total Finance Sector		473,430,860

Non-Energy Minerals Sector - 1.8%
Forest Products - 1.8%
Louisiana-Pacific Corp.	465,000	39,985,350

Process Industries Sector - 3.0%
Containers/Packaging - 3.0%
AptarGroup, Inc.	425,000	66,482,750

Producer Manufacturing Sector - 19.6%
Auto Parts: OEM - 4.1%
Donaldson Co., Inc.	1,320,000	91,542,000
		$–
Building Products - 9.2%
Carlisle Cos., Inc.	137,000	51,155,800
Fortune Brands Innovations, Inc.	1,265,000	65,122,200
Simpson Manufacturing Co., Inc.	565,000	87,750,150
		204,028,150
Industrial Machinery - 6.3%
Gates Industrial Corp. PLC (a)	4,050,000	93,271,500
Timken Co.	640,000	46,432,000
		139,703,500
Total Producer Manufacturing Sector		435,273,650

Retail Trade Sector - 1.9%
Specialty Stores - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	400,000	43,132,000

Technology Services Sector - 3.6%
Information Technology Services - 3.6%
Insight Enterprises, Inc. (a)	585,000	80,779,725
TOTAL COMMON STOCKS (Cost $1,592,596,828)		2,146,044,885

SHORT-TERM INVESTMENTS - 3.6%		Value
Money Market Funds - 3.6%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (b)	79,166,573	79,166,573
TOTAL SHORT-TERM INVESTMENTS (Cost $79,166,573)		79,166,573

TOTAL INVESTMENTS - 100.1% (Cost $1,671,763,401)		2,225,211,458
Liabilities in Excess of Other Assets - (0.1)%		(1,491,836)
TOTAL NET ASSETS - 100.0%		$2,223,719,622
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

FMI Common Stock Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,146,044,885	$–	$–	$2,146,044,885
Money Market Funds	79,166,573	–	–	79,166,573
Total Investments	$2,225,211,458	$–	$–	$2,225,211,458

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.